Cash and Cash Equivalents (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of cash and cash equivalents [Abstract]
Share-based payment	$ 600,043	$ 565,448
Non-cash transactions	$ 740,666
Options issued (in Shares)	30,164,690
Exercise options series	$ 262,000,000
Other current liabilities		$ 244,403	$ 244,403